Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Carrying value of notes receivable	$ 54,661	$ 24,750
Fair value of notes receivable		30,400
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Carrying value of the debt instruments		29,936
Carrying Value [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Carrying value of notes receivable	54,661	24,750
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Carrying value of the debt instruments	945,023	725,032
Carrying Value [Member] | Mortgage debt [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Carrying value of the debt instruments	432,023	319,096
Carrying Value [Member] | Exchangeable Senior Notes [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Carrying value of the debt instruments	0	29,936
Carrying Value [Member] | Series A senior notes [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Carrying value of the debt instruments	37,500	37,500
Carrying Value [Member] | Series B senior notes [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Carrying value of the debt instruments	37,500	37,500
Carrying Value [Member] | Secured term loans [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Carrying value of the debt instruments	30,000	110,000
Carrying Value [Member] | Unsecured term loan [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Carrying value of the debt instruments	225,000	0
Carrying Value [Member] | Unsecured revolving credit facility [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Carrying value of the debt instruments	183,000	191,000
Fair Value [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value of notes receivable	55,000	24,750
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Fair value of the debt instruments	955,222	722,731
Fair Value [Member] | Mortgage debt [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Fair value of the debt instruments	450,699	316,169
Fair Value [Member] | Exchangeable Senior Notes [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Fair value of the debt instruments	0	30,412
Fair Value [Member] | Series A senior notes [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Fair value of the debt instruments	39,128	37,850
Fair Value [Member] | Series B senior notes [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Fair value of the debt instruments	41,383	37,251
Fair Value [Member] | Secured term loans [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Fair value of the debt instruments	29,990	109,976
Fair Value [Member] | Unsecured term loan [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Fair value of the debt instruments	224,388	0
Fair Value [Member] | Unsecured revolving credit facility [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Fair value of the debt instruments	$ 182,740	$ 191,073